BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—80.4%
Austria—0.3%
ams AG*	7,760	$152,564
Bermuda—1.2%
Everest Re Group Ltd.	2,073	538,897
Canada—0.7%
Cenovus Energy, Inc.	20,707	168,152
West Fraser Timber Co., Ltd.	1,657	127,507
		295,659
China—0.4%
Angang Steel Co., Ltd.	294,000	193,806
Finland—1.4%
Metso Outotec Oyj	25,661	304,173
Nordea Bank Abp	29,646	322,059
		626,232
France—8.3%
Airbus Group SE*	3,283	431,342
Capgemini SA	2,815	526,321
Cie de Saint-Gobain	8,079	542,320
Cie Generale des Etablissements Michelin SCA	1,156	176,682
Eiffage SA	3,726	411,128
Imerys SA	5,253	274,334
Klepierre SA	9,305	270,238
Sanofi	5,735	613,608
TOTAL SE	7,651	356,849
		3,602,822
Germany—5.1%
Brenntag SE	1,989	186,795
Deutsche Post AG	7,918	537,841
Deutsche Telekom AG	17,612	366,544
HeidelbergCement AG	4,177	381,773
Rheinmetall AG	4,287	447,213
Siemens AG	1,910	313,504
		2,233,670
Hong Kong—0.5%
Topsports International Holdings Ltd.	139,000	215,133
Ireland—0.9%
CRH PLC	7,183	374,566
Japan—9.9%
Asahi Group Holdings Ltd.	6,800	328,709
Fuji Corp.	8,000	202,069
Fuji Electric Co., Ltd.	4,700	220,615
Hitachi Ltd.	7,300	384,631
Honda Motor Co., Ltd.	16,300	509,401
Komatsu Ltd.	12,900	388,876
Mitsubishi Gas Chemical Co., Inc.	12,200	286,691
Nihon Unisys Ltd.	5,600	165,129
Resona Holdings, Inc.	43,200	185,839
Sony Group Corp.	5,200	517,070
Sumitomo Heavy Industries Ltd.	5,700	179,033
Sumitomo Mitsui Financial Group, Inc.	10,700	391,199
Tosoh Corp.	8,600	152,911
Yamaha Motor Co., Ltd.	13,900	408,045
		4,320,218
Macao—0.4%
Wynn Macau Ltd.*	109,200	189,118
Netherlands—3.9%
Aalberts NV	3,313	188,587
ING Groep NV	31,256	437,370
NXP Semiconductors NV	957	202,329
Signify NV	4,756	294,152
Stellantis NV	29,759	582,205
		1,704,643
Norway—0.4%
Norsk Hydro ASA	25,637	166,099
Singapore—1.2%
DBS Group Holdings Ltd.	9,900	227,468
United Overseas Bank Ltd.	15,500	307,769
		535,237
South Korea—3.2%
KB Financial Group, Inc.	9,525	488,021
POSCO	610	195,101
Samsung Electronics Co., Ltd.	3,026	217,207
SK Hynix, Inc.	1,372	153,830
SK Telecom Co., Ltd.	1,138	324,610
		1,378,769
Sweden—2.6%
Loomis AB	9,265	297,224
Svenska Handelsbanken AB, Class A	30,222	345,567
Volvo AB, Class B	18,032	475,236
		1,118,027
Switzerland—2.9%
Glencore PLC*	100,384	456,649
Novartis AG	5,429	479,602
STMicroelectronics NV	8,262	308,293
		1,244,544
Taiwan—0.4%
Wiwynn Corp.	5,000	163,704
United Kingdom—3.1%
Entain PLC*	10,600	247,845
IMI PLC	10,718	252,379
Inchcape PLC	20,016	221,876
Melrose Industries PLC	105,784	258,553
Persimmon PLC*	5,432	242,876
WH Smith PLC*	5,726	140,247
		1,363,776
United States—33.6%
Allstate Corp., (The)	1,900	259,559
Anthem, Inc.	1,246	496,182
Applied Materials, Inc.	1,718	237,307
AutoZone, Inc.*	231	324,925
Bank of America Corp.	7,139	302,622
Carter's, Inc.	2,591	264,904
Charles Schwab Corp., (The)	3,185	235,212
Charter Communications, Inc., Class A*	625	434,081
Cigna Corp.	2,146	555,492
Cisco Systems, Inc.	9,185	485,887
Citigroup, Inc.	5,598	440,619
Concentrix Corp.*	2,649	404,555
Corteva, Inc.	3,219	146,465
CVS Health Corp.	5,542	479,051
Diamondback Energy, Inc.	4,716	377,610
DuPont de Nemours, Inc.	7,236	612,093
Eagle Materials, Inc.	1,215	178,313
Eaton Corp., PLC	1,718	249,540
Fifth Third Bancorp	7,212	303,914
FMC Corp.	1,982	231,280
Goldman Sachs Group, Inc., (The)	1,434	533,477
HollyFrontier Corp.	7,687	249,597
Huntington Bancshares, Inc.	17,526	277,962
ITT, Inc.	1,499	140,756
JPMorgan Chase & Co.	2,505	411,421
KeyCorp	21,237	489,300
LKQ Corp.*	9,267	472,246
Marathon Petroleum Corp.	5,367	331,681
MasTec, Inc.*	1,233	143,435
McKesson Corp.	2,184	420,180
Medtronic PLC	1,139	144,186
Merck & Co., Inc.	3,243	246,111
Micron Technology, Inc.*	4,273	359,530
Nexstar Media Group, Inc., Class A	1,918	291,363
Oracle Corp.	2,144	168,819
Owens Corning	4,533	483,444
Pioneer Natural Resources Co.	1,447	220,219
Schlumberger Ltd.	6,055	189,703
Science Applications International Corp.	4,629	415,962
Sensata Technologies Holding PLC*	5,701	338,810
Synchrony Financial	7,729	366,432
TE Connectivity Ltd.	1,860	252,365
Textron, Inc.	3,790	259,501
Valvoline, Inc.	11,994	395,802
		14,621,913
TOTAL COMMON STOCKS
(Cost $25,343,521)		35,039,397
PREFERRED STOCKS—1.1%
Germany—0.7%
Volkswagen AG 2.156%	1,091	300,352
South Korea—0.4%
Samsung Electronics Co., Ltd. 4.146%	2,324	150,352
TOTAL PREFERRED STOCKS
(Cost $341,060)		450,704
INVESTMENT COMPANY—18.1%
United States—18.1%
Campbell Advantage Fund	1,214,956	7,885,065
TOTAL INVESTMENT COMPANY
(Cost $7,599,686)		7,885,065

SHORT-TERM INVESTMENTS—0.6%
U.S. Bank Money Market Deposit Account, 0.01%(a)	259,238	259,238
TOTAL SHORT-TERM INVESTMENTS
(Cost $259,238)		259,238
TOTAL INVESTMENTS—100.2%
(Cost $33,543,505)		43,634,404
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(70,692)
NET ASSETS—100.0%		$43,563,713

PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of May 31, 2021.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Advantage Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$152,564	$-	$152,564	$-
Bermuda	538,897	538,897	-	-
Canada	295,659	295,659	-	-
China	193,806	-	193,806	-
Finland	626,232	-	626,232	-
France	3,602,822	-	3,602,822	-
Germany	2,233,670	-	2,233,670	-
Hong Kong	215,133	-	215,133	-
Ireland	374,566	-	374,566	-
Japan	4,320,218	-	4,320,218	-
Macao	189,118	-	189,118	-
Netherlands	1,704,643	202,329	1,502,314	-
Norway	166,099	-	166,099	-
Singapore	535,237	-	535,237	-
South Korea	1,378,769	-	1,378,769	-
Sweden	1,118,027	297,224	820,803	-
Switzerland	1,244,544	-	1,244,544	-
Taiwan	163,704	-	163,704	-
United Kingdom	1,363,776	-	1,363,776	-
United States	14,621,913	14,621,913	-	-
Preferred Stock
Germany	300,352	-	300,352	-
South Korea	150,352	-	150,352	-
Investment Company
United States	7,885,065	7,885,065	-	-
Short-Term Investments	259,238	259,238	-	-
Total Assets	$43,634,404	$24,100,325	$19,534,079	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.